Exhibit 99.1

SEMI-ANNUAL SERVICER’S CERTIFICATE
Dated as of July 8, 2026
Pursuant to Section 4.01(c)(ii) of the Recovery Property Servicing Agreement, dated as of November 12, 2021 (the “Servicing Agreement”), between, PACIFIC GAS AND ELECTRIC COMPANY, a California corporation, as Servicer (the “Servicer”), and PG&E RECOVERY FUNDING LLC, as Issuer (the “Issuer”), the Servicer does hereby certify, for the July 15, 2026 Payment Date (the “Current Payment Date”), as follows:
Capitalized terms used herein have their respective meanings as set forth in the Indenture. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.
Collection Periods:    December 01, 2025 to May 31, 2026
Payment Date:        July 15, 2026

1.	Collections Allocable and Aggregate Amounts Available for the Current Payment Date:
	Fixed Recovery Charge Remittances
	a.	Estimated Fixed Recovery Charges Remitted for December Collection Period	$ 3,246,080.40
	b.	Estimated Fixed Recovery Charges Remitted for January Collection Period	2,838,796.38
	c.	Estimated Fixed Recovery Charges Remitted for February Collection Period	2,584,002.80
	d.	Estimated Fixed Recovery Charges Remitted for March Collection Period	3,056,432.62
	e.	Estimated Fixed Recovery Charges Remitted for April Collection Period	3,077,350.90
	f.	Estimated Fixed Recovery Charges Remitted for May Collection Period	3,336,116.24
i.	Total Estimated Fixed Recovery Charge Remittances		$ 18,138,779.34
ii.	Investment Earnings on Collection Account
		iii. Investment Earnings on Capital Subaccount iv. Investment Earnings on Excess Funds Subaccount v. Investment Earnings on General Subaccount	$ 90,276.92 202,603.63 243,048.42
vi.		General Subaccount Balance (sum of i and v above)	18,381,827.76
vii.		Excess Funds Subaccount Balance as of Prior Payment Date	8,739,799.89
viii.		Capital Subaccount Balance as of Prior Payment Date	4,986,762.98
ix.		Collection Account Balance (sum of vi -viii above)	$27,121,627.65

2.	Outstanding Amounts as of Prior Payment Date:
i.	Tranche A-1 Outstanding Amount		$ 150,750,278.00
ii.	Tranche A-2 Outstanding Amount		160,309,000.00
iii.	Tranche A-3 Outstanding Amount		433,963,000.00
iv.	Aggregate Outstanding Amount of all Tranches of Recovery Bonds		745,022,278.00

3.	Required Funding/Payments as of Current Payment Date:		$ 23,355,822.56
Principal			Principal Due
i.	Tranche A-1		$ 14,304,605.00
ii.	Tranche A-2		-
iii.	Tranche A-3		-
iv.	For all Tranches of Recovery Bonds:		$14,304,605.00

Interest Tranche	Interest Rate	Days in Interest Period	Principal Balance	Interest Due
v. Tranche A-1	1.460%	180	$ 150,750,278.00	$ 1,100,477.03
vi. Tranche A-2	2.280%	180	160,309,000.00	1,827,522.60
vii. Tranche A-3	2.822%	180	433,963,000.00	6,123,217.93
viii.	For all Tranches of Recovery Bonds:			$ 9,051,217.56

			Required Level	Funding Required
ix. Capital Subaccount			$4,301,995.00	-
4.	Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture
i.	Indenture Trustee Fees and Expenses; Indemnity Amounts			$ 24,275.00
ii.	Servicing Fee			215,100.00
iii.	Administration Fee			37,500.00
iv.	Other Ongoing Financing Costs Expenses			20,000.00
v.	Semi-Annual Interest (including any past-due for prior periods)			9,051,217.56
vi.	Return on PG&E Capital Contribution and any remittance of unpaid upfront financing costs			$ 104,139.28

	Tranche	Per $1000 of Original Principal Amount	Aggregate
1.	Tranche A-1 Interest Payment	$ 1,100.48	$ 1,100,477.03
2.	Tranche A-2 Interest Payment	1,827.52	1,827,522.60
3.	Tranche A-3 Interest Payment	6,123.22	6,123,217.93

vii.	Principal Due and Payable as a Result of an Event of Default or on Final Maturity Date	$ 745,022,278.00

	Tranche	Per $1000 of Original Principal Amount	Aggregate
1.	Tranche A-1 Principal Payment	$ 14,304.61	$ 14,304,605.00
2.	Tranche A-2 Principal Payment	-	-
3.	Tranche A-3 Principal Payment	-	-
viii.	Semi-Annual Principal		14,304,605.00
ix.	Deposit to Excess Funds Subaccount		-
x.	Released to Issuer upon Retirement of all Notes		-
xi.	Aggregate Remittances as of Current Payment Date		$ 18,138,779.34

5.	Subaccount Withdrawals as of Current Payment (if applicable, pursuant to Section 8.02(e) of Indenture:
i.	Excess Funds Subaccount[1]	$ 4,772,329.30
ii.	Capital Subaccount	-
iii.	Total Withdrawals	$ 4,772,329.30

1 Excess Fund Subaccount withdrawal adjust for $602,679 that was previously transferred to General Subaccount

6.	Outstanding Amount and Collection Account Balance as of Current Payment Date (after giving effect to payments to be made on such Payment Date):
i.	Tranche A-1	$ 136,445,673.00
ii.	Tranche A-2	160,309,000.00
iii.	Tranche A-3	433,963,000.00
iv.	Aggregate Outstanding Amount of all Tranches of Recovery Bonds:	730,717,673.00
v.	Excess Funds Subaccount Balance	3,567,394.44
vi.	Capital Subaccount Balance	5,077,039.90
vii.	Aggregate Collection Account Balance	$8,644,434.34

7.	Shortfalls in Interest and Principal Payments as of Current Payment Date

	i.	Semi-annual Interest
			Tranche A-1 Interest Payment	$ -
			Tranche A-2 Interest Payment	-
			Tranche A-3 Interest Payment	-
	ii.	Semi-Annual Principal
			Tranche A-1 Principal Payment	-
			Tranche A-2 Principal Payment	-
			Tranche A-3 Principal Payment	-

8.	Shortfalls in Required Subaccount Levels as of Current Payment Date
	iii.	Capital Subaccount	$ -

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Semi-Annual Servicer’s Certificate as of the date first above written.
SERVICER:

PACIFIC GAS AND ELECTRIC COMPANY,
a California corporation

By:	/s/ MONICA KLEMANN
Name: Monica Klemann
Title: Senior Director, Assistant Treasurer